Average Annual Total Returns - First Trust NASDAQ Technology Dividend Index Fund	First Trust NASDAQ Technology Dividend Index Fund 1 Year	First Trust NASDAQ Technology Dividend Index Fund 5 Years	First Trust NASDAQ Technology Dividend Index Fund Since Inception	First Trust NASDAQ Technology Dividend Index Fund Inception Date	First Trust NASDAQ Technology Dividend Index Fund After tax on distributions 1 Year	First Trust NASDAQ Technology Dividend Index Fund After tax on distributions 5 Years	First Trust NASDAQ Technology Dividend Index Fund After tax on distributions Since Inception	First Trust NASDAQ Technology Dividend Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust NASDAQ Technology Dividend Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust NASDAQ Technology Dividend Index Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ Technology Dividend Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ Technology Dividend Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ Technology Dividend Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	17.27%	17.20%	14.35%	Aug. 13, 2012	16.15%	15.97%	13.12%	10.14%	13.24%	11.17%	18.07%	17.98%	15.10%	18.40%	15.22%	14.78%	43.89%	27.79%	22.23%